Note A - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Number of Stores		25
Number of Reportable Segments		2
Loans Held-for-sale, Fair Value Disclosure		$ 108	$ 0
Percentage of Loan Portfolio		100.00%	100.00%
Due from Banks		$ 56,071
Repossessed Assets, Total		430	$ 1,574
Servicing Asset, Total		$ 368	$ 360
Weighted Average Number of Shares Outstanding, Basic, Total		4,725,971	4,685,067	4,351,748
Weighted Average Number Diluted Shares Outstanding Adjustment, Total		0	0	0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	34.00%
Restricted Cash and Cash Equivalents, Total		$ 60,167	$ 61,915
Subsequent Event [Member]
Operating Lease, Right-of-Use Asset					$ 1,484
Operating Lease, Liability, Total					$ 1,484
Accounting Standards Update 2018-02 [Member]
Tax Cuts and Jobs Act, Reclassification from AOCI to Retained Earnings, Tax Effect	$ 173
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		8 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		39 years
Unsecured [Member]
Percentage of Loan Portfolio		5.02%	4.86%
Consumer Portfolio Segment [Member]
Period of Actual Loss History Experienced		3 years
Percentage of Loan Portfolio		18.46%	18.15%
Commercial Portfolio Segment [Member]
Period of Actual Loss History Experienced		5 years
Percentage of Loan Portfolio		14.57%	13.92%